Significant Accounting Policies (Details) - Schedule of disaggregation information of revenue by service type - USD ($)		6 Months Ended
		Jun. 30, 2022	Jun. 30, 2021
Significant Accounting Policies (Details) - Schedule of disaggregation information of revenue by service type [Line Items]
Total		$ 16,942,522	$ 18,405,025
Percentage of Total Revenue		100.00%	100.00%
Cash-In-Transit – Non-Dedicated Vehicles (CIT Non-DV) [Member]
Significant Accounting Policies (Details) - Schedule of disaggregation information of revenue by service type [Line Items]
Total		$ 5,377,474	$ 5,939,614
Percentage of Total Revenue		31.80%	32.30%
Cash-In-Transit - Dedicated Vehicle to Banks (CIT DV) [Member]
Significant Accounting Policies (Details) - Schedule of disaggregation information of revenue by service type [Line Items]
Total		$ 2,135,199	$ 2,380,880
Percentage of Total Revenue		12.60%	12.90%
ATM Management [Member]
Significant Accounting Policies (Details) - Schedule of disaggregation information of revenue by service type [Line Items]
Total		$ 4,731,015	$ 5,806,020
Percentage of Total Revenue		27.90%	31.50%
Cash Processing (CPC) [Member]
Significant Accounting Policies (Details) - Schedule of disaggregation information of revenue by service type [Line Items]
Total		$ 1,410,902	$ 1,401,421
Percentage of Total Revenue		8.30%	7.60%
Cash Center Operations (CCT) [Member]
Significant Accounting Policies (Details) - Schedule of disaggregation information of revenue by service type [Line Items]
Total		$ 1,202,214	$ 1,540,291
Percentage of Total Revenue		7.10%	8.40%
Consolidate Cash Center (CCC) [Member]
Significant Accounting Policies (Details) - Schedule of disaggregation information of revenue by service type [Line Items]
Total		$ 225,513	$ 60,265
Percentage of Total Revenue		1.30%	0.30%
Cheque Center Service (CDC) [Member]
Significant Accounting Policies (Details) - Schedule of disaggregation information of revenue by service type [Line Items]
Total		$ 4,729	$ 31,081
Percentage of Total Revenue		0.05%	0.20%
Others [Member]
Significant Accounting Policies (Details) - Schedule of disaggregation information of revenue by service type [Line Items]
Total	[1]	$ 4,399	$ 51,476
Percentage of Total Revenue	[1]	0.05%	0.30%
Cash Deposit Management Solutions (GDM) [Member]
Significant Accounting Policies (Details) - Schedule of disaggregation information of revenue by service type [Line Items]
Total		$ 869,102	$ 849,956
Percentage of Total Revenue		5.10%	4.60%
Robotics AI solutions [Member]
Significant Accounting Policies (Details) - Schedule of disaggregation information of revenue by service type [Line Items]
Total		$ 719,041	$ 203,872
Percentage of Total Revenue		4.20%	1.10%
Information security [Member]
Significant Accounting Policies (Details) - Schedule of disaggregation information of revenue by service type [Line Items]
Total		$ 262,934	$ 140,149
Percentage of Total Revenue		1.60%	0.80%

[1]	Others include primarily revenue from express cash and coin processing services.